Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Increase (decrease) in valuation allowance	$ 2.7	$ 3.2
Internal Revenue Service I R S [Member]
Net operating loss carryforwards	166.2	$ 15.4
Internal Revenue Service I R S [Member] | Research [Member]
Tax credit carryforwards	$ 1.3
Internal Revenue Service I R S [Member] | Minimum [Member]
Expiration year	Dec. 31, 2021
Internal Revenue Service I R S [Member] | Minimum [Member] | Research [Member]
Expiration year	Dec. 31, 2022
Internal Revenue Service I R S [Member] | Maximum [Member]
Expiration year	Dec. 31, 2037
Internal Revenue Service I R S [Member] | Maximum [Member] | Research [Member]
Expiration year	Dec. 31, 2035
State And Local Jurisdiction [Member]
Net operating loss carryforwards	$ 172.0
State And Local Jurisdiction [Member] | Research [Member]
Tax credit carryforwards	$ 2.2
State And Local Jurisdiction [Member] | Minimum [Member]
Expiration year	Dec. 31, 2028
State And Local Jurisdiction [Member] | Maximum [Member]
Expiration year	Dec. 31, 2039